Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	$ 642
Acquisitions of unproved property	19	$ 44	$ 5
Exploration	499	686	726
Development	1,134	1,008	978
Total costs	2,294	1,738	1,709
Australia [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Exploration	23	38	44
Development	201	232	132
Total costs	224	270	176
United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	642
Acquisitions of unproved property	19	38	5
Exploration	166	278	190
Development	749	676	792
Total costs	1,576	992	987
Other countries [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of unproved property		6
Exploration	310	370	492
Development	184	100	54
Total costs	$ 494	$ 476	$ 546